Cable and Satellite Television Distribution Rights, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 280
2015	259
2016	223
2017	122
2018	9
Cable and satellite television distribution rights
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	176
2015	167
2016	161
2017	110
2018	$ 5